Nuveen Massachusetts Quality Municipal
Income Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 164.6% (100.0% of Total Investments)
X 183,465,348 MUNICIPAL BONDS - 164.6%  (100.0% of Total Investments)
X 183,465,348
Education and Civic Organizations - 52.0% (31.6% of Total Investments)
$ 210 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/49
6/26 at 100.00 $ 192,900
3,515 Massachusetts Development Finance Agency, Revenue Bonds, Berklee
College of Music, Series 2016, 5.000%, 10/01/39
10/26 at 100.00 3,585,581
2,200 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/38
9/23 at 100.00 2,200,836
730 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2017T, 5.000%, 7/01/42
7/27 at 100.00 759,229
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 4.000%, 10/01/46
10/33 at 100.00 4,778,150
Massachusetts Development Finance Agency, Revenue
Bonds, Boston University, Tender Option Bond Trust
2016-XG0070:
1,880 4.897%, 10/01/48, 144A, (IF) (c) 10/23 at 100.00 1,888,479
575 4.898%, 10/01/48, 144A, (IF) (c) 10/23 at 100.00 577,593
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2017A:
2,000 5.000%, 1/01/34 1/28 at 100.00 2,051,100
2,240 5.000%, 1/01/37 1/28 at 100.00 2,262,826
1,955 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/35
7/26 at 100.00 1,978,831
Massachusetts Development Finance Agency, Revenue
Bonds, MCPHS University Issue, Series 2015H:
450 3.500%, 7/01/35 7/25 at 100.00 433,796
190 5.000%, 7/01/37 7/25 at 100.00 194,626
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/47
7/26 at 100.00 1,163,004
500 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 477,385
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2014A:
875 5.000%, 3/01/39 3/24 at 100.00 879,515
1,400 5.000%, 3/01/44 3/24 at 100.00 1,405,670
Massachusetts Development Finance Agency, Revenue
Bonds, Simmons University Issue, Series 2013J:
475 5.250%, 10/01/39 10/23 at 100.00 475,584
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 4.000%, 10/01/38
10/30 at 100.00 975,359
1,230 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 1,263,825
450 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/36
7/29 at 100.00 462,195
1,175 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 951,691
Massachusetts Development Finance Agency, Revenue
Bonds, The Broad Institute, Series 2017:
2,200 5.000%, 4/01/35 10/27 at 100.00 2,342,868
1,250 5.000%, 4/01/36 10/27 at 100.00 1,325,663
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 892,159
1,325 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/42
1/28 at 100.00 1,281,686
1,510 Massachusetts Development Finance Agency, Revenue Bonds, Woods
Hole Oceanographic Institution, Series 2018, 5.000%, 6/01/43
6/28 at 100.00 1,560,887
840 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2016, 5.000%, 9/01/37
9/26 at 100.00 864,940

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2017:
$ 550 5.000%, 9/01/42 9/27 at 100.00 $ 572,555
700 5.000%, 9/01/47 9/27 at 100.00 724,857
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017B, 5.000%, 9/01/42
9/27 at 100.00 2,602,525
725 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2019, 4.000%, 9/01/44
9/29 at 100.00 677,672
500 Massachusetts Development Finance Authority, Revenue Bonds, Suffolk
University, Refunding Series 2017, 5.000%, 7/01/35
7/27 at 100.00 512,495
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call 3,612,240
2,495 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2016, 5.000%, 1/01/40
7/26 at 100.00 2,567,679
Massachusetts Development Finance Authority, Revenue
Refunding Bonds, Boston University, Series 1999P:
1,090 6.000%, 5/15/29 No Opt. Call 1,196,755
1,000 6.000%, 5/15/59 5/29 at 105.00 1,136,320
4,000 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 4,096,720
2,900 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2022-1, 5.000%, 11/01/52
5/30 at 100.00 3,069,592
Total Education and Civic Organizations 57,995,788
Health Care - 29.4% (17.9% of Total Investments)
1,340 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 1,344,851
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
7/24 at 100.00 1,100,770
500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/32
7/26 at 100.00 520,800
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G, 5.250%, 7/01/52
7/33 at 100.00 3,072,030
1,675 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Refunding Series 2016-I, 5.000%, 7/01/30
7/26 at 100.00 1,735,300
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 924,480
1,000 5.000%, 7/01/32 7/25 at 100.00 1,027,390
500 5.000%, 7/01/33 7/25 at 100.00 513,345
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
1,500 5.000%, 7/01/38 7/28 at 100.00 1,550,325
2,000 5.000%, 7/01/53 7/28 at 100.00 2,021,320
2,800 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 2,844,156
3,500 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/45
8/25 at 100.00 3,532,480
2,145 Massachusetts Development Finance Agency, Revenue Bonds, Mass
General Brigham, Series 2020A-2, 5.000%, 7/01/39
1/30 at 100.00 2,283,460
1,080 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
10/23 at 100.00 1,013,656
100 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A
7/30 at 100.00 83,163
2,100 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/41
1/28 at 100.00 1,984,458
820 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37
10/23 at 100.00 820,262
Massachusetts Development Finance Agency, Revenue
Bonds, The Lowell General Hospital, Series 2013G:
1,000 5.000%, 7/01/37 10/23 at 100.00 965,660
2,200 5.000%, 7/01/44 10/23 at 100.00 2,043,118

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 610 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 $ 616,368
Massachusetts Development Finance Agency, Revenue
Bonds, UMass Memorial Health Care Obligated Group
Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 343,672
1,095 5.000%, 7/01/44 7/27 at 100.00 1,091,715
445 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 452,872
280 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 272,115
700 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 4.000%, 10/01/45 - AGM Insured
10/30 at 100.00 643,237
Total Health Care 32,801,003
Housing/Multifamily - 4.6% (2.8% of Total Investments)
215 Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H,
5.125%, 6/01/43
9/23 at 100.00 215,150
700 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 534,135
1,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/50
12/28 at 100.00 696,620
1,335 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020D-1, 2.550%, 12/01/50
6/30 at 100.00 842,265
400 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.450%, 12/01/51
6/30 at 100.00 237,028
2,500 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-1, 5.100%, 12/01/52
6/32 at 100.00 2,545,525
Total Housing/Multifamily 5,070,723
Housing/Single Family - 0.4% (0.3% of Total Investments)
500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2022-224, 4.350%, 12/01/42
6/32 at 100.00 488,095
Total Housing/Single Family 488,095
Long-Term Care - 3.3% (2.0% of Total Investments)
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
1,040 4.125%, 10/01/42, 144A 9/23 at 105.00 824,221
250 5.000%, 10/01/47, 144A 9/23 at 105.00 222,432
460 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 464,793
525 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2022. Forward Delivery, 4.000%, 1/01/51, 144A
1/27 at 103.00 418,063
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/49
10/24 at 104.00 924,630
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.250%, 1/01/50
1/32 at 100.00 854,440
Total Long-Term Care 3,708,579
Tax Obligation/General - 26.7% (16.2% of Total Investments)
2,000 Concord, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2023, 4.000%, 1/15/53
1/33 at 100.00 1,929,380
1,240 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
10/23 at 100.00 1,241,439
2,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 2,031,680
3,895 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 4,037,557
4,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.000%, 1/01/49
1/29 at 100.00 4,170,960

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.000%, 10/01/47
10/32 at 100.00 $ 3,217,500
1,775 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
10/23 at 100.00 1,776,544
1,685 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 1,623,211
2,010 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/43
9/27 at 100.00 1,583,518
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 1,664,940
3,000 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022B, 5.000%, 7/01/47
7/32 at 100.00 3,217,020
Revere, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2022:
1,625 4.000%, 8/01/42 8/31 at 100.00 1,591,151
1,745 4.000%, 8/01/43 8/31 at 100.00 1,708,460
Total Tax Obligation/General 29,793,360
Tax Obligation/Limited - 26.7% (16.2% of Total Investments)
855 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 866,577
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/35 - BAM Insured
5/27 at 100.00 529,400
3,000 Massachusetts Bay Transportation Authority, Assessment Bonds,
Sustainability Series 2022A-2, 5.000%, 7/01/52
7/32 at 100.00 3,196,260
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Series 2023A-1, 5.250%, 7/01/53
7/33 at 100.00 2,728,175
1,350 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 1,382,576
3,185 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 3,274,339
2,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 2,095,020
3,075 Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds,
Refunding Series 2005, 5.500%, 1/01/27 - NPFG Insured
No Opt. Call 3,292,433
2,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 2,092,460
1,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 1,524,720
485 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 482,333
1,050 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 1,035,562
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
13,888 0.000%, 7/01/46 7/28 at 41.38 3,868,086
4,218 0.000%, 7/01/51 7/28 at 30.01 871,776
775 4.750%, 7/01/53 7/28 at 100.00 726,539
1,260 5.000%, 7/01/58 7/28 at 100.00 1,222,704
520 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/23 at 100.00 520,203
Total Tax Obligation/Limited 29,709,163
Transportation - 7.8% (4.7% of Total Investments)
2,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/47, (AMT)
7/27 at 100.00 2,538,250
Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 7/01/39 7/24 at 100.00 1,006,740
2,500 5.000%, 7/01/44 7/24 at 100.00 2,512,150

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
$ 715 5.000%, 7/01/40 7/25 at 100.00 $ 728,943
1,000 5.000%, 7/01/45 7/25 at 100.00 1,015,840
1,000 Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
Corporation, Series 2019A, 4.000%, 7/01/44, (AMT)
7/29 at 100.00 914,730
Total Transportation 8,716,653
U.S. Guaranteed - 4.5% (2.7% of Total Investments) (d)
1,610 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 1,628,048
1,000 Massachusetts Development Finance Agency Revenue Bonds, Childrens
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 1,015,790
1,410 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 1,415,146
335 Massachusetts Development Finance Agency, Revenue Bonds, North Hill
Communities Issue, Series 2013A, 6.250%, 11/15/28, (Pre-refunded
11/15/23), 144A
11/23 at 100.00 336,685
Massachusetts Development Finance Agency, Revenue
Bonds, Simmons University Issue, Series 2013J:
25 5.250%, 10/01/39, (Pre-refunded 10/01/23) 10/23 at 100.00 25,031
500 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 527,545
Total U.S. Guaranteed 4,948,245
Utilities - 9.2% (5.6% of Total Investments)
565 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29
7/24 at 100.00 568,243
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series
2017:
1,250 5.000%, 7/01/37 7/27 at 100.00 1,265,337
420 5.000%, 7/01/40 7/27 at 100.00 422,180
415 Lynn Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Series 2003A, 5.000%, 12/01/32 - NPFG Insured
10/23 at 100.00 415,394
1,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 1,002,240
4,445 Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue
Bonds, Project 2015A, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 4,231,596
1,230 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2017B, 5.000%, 8/01/42
8/27 at 100.00 1,279,889
1,000 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/37
4/27 at 100.00 1,048,860
Total Utilities 10,233,739
Total Municipal Bonds
(cost $188,536,087) 183,465,348
Total Long-Term Investments
(cost $188,536,087) 183,465,348
VRDP Shares, Net - (66.2)% (e) (73,770,748)
Other Assets & Liabilities, Net - 1.6% 1,779,110
Net Assets Applicable to Common Shares - 100% $ 111,473,710

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NMT
independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 183,465,348 $ – $ 183,465,348
Total
$ – $ 183,465,348 $ – $ 183,465,348
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) VRDP Shares, Net as a percentage of Total Investments is 40.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.